Share Capital - Warrants (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of warrants | $	$ 1.9	$ 1.5
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants exercised (in shares) | shares	1,599,996	1,266,666